SCHEDULE OF INVESTMENTS
Thornburg Investment Grade Bond Managed Account Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Asset Backed Securities — 31.6%
	Auto Receivables — 18.4%
	American Credit Acceptance Receivables Trust,
[a]	Series 2023-1 Class C, 5.59% due 4/12/2029	$14,350	$ 14,372
[a]	Series 2023-2 Class C, 5.96% due 8/13/2029	5,076	5,090
[a]	Series 2023-4 Class B, 6.63% due 2/14/2028	6,856	6,867
[a]	BofA Auto Trust, Series 2024-1A Class A2, 5.57% due 12/15/2026	8,731	8,741
	Carvana Auto Receivables Trust,
[a]	Series 2023-N3 Class A, 6.41% due 9/10/2027	7,171	7,183
[a]	Series 2023-P2 Class A3, 5.42% due 4/10/2028	12,348	12,383
[a]	Series 2024-N2 Class A2, 5.90% due 8/10/2027	6,788	6,803
[a]	Citizens Auto Receivables Trust, Series 2024-2 Class A2A, 5.54% due 11/16/2026	12,374	12,387
	DT Auto Owner Trust,
[a]	Series 2021-3A Class D, 1.31% due 5/17/2027	9,366	9,238
[a]	Series 2023-3A Class A, 6.29% due 8/16/2027	1,914	1,915
[a]	Ent Auto Receivables Trust, Series 2023-1A Class A2, 6.22% due 8/16/2027	9,667	9,673
	Enterprise Fleet Financing LLC,
[a]	Series 2022-2 Class A2, 4.65% due 5/21/2029	674	673
[a]	Series 2023-1 Class A2, 5.51% due 1/22/2029	15,414	15,463
	FHF Issuer Trust,
[a]	Series 2024-1A Class A2, 5.69% due 2/15/2030	6,365	6,409
[a]	Series 2024-3A Class A2, 4.94% due 11/15/2030	8,844	8,864
[a]	First Investors Auto Owner Trust, Series 2022-1A Class C, 3.13% due 5/15/2028	20,000	19,852
	Flagship Credit Auto Trust,
[a]	Series 2022-1A Class F, 2.50% due 9/15/2026	3,884	3,868
[a]	Series 2022-2 Class B, 4.76% due 5/17/2027	7,612	7,610
[a]	Series 2024-1 Class A2, 5.64% due 3/15/2028	11,741	11,777
[a]	GECU Auto Receivables Trust, Series 2023-1A Class A2, 5.95% due 3/15/2027	4,712	4,714
[a]	GLS Auto Receivables Issuer Trust, Series 2021-2A Class D, 1.42% due 4/15/2027	15,141	15,013
[a]	GLS Auto Select Receivables Trust, Series 2023-2A Class A2, 6.37% due 6/15/2028	9,531	9,595
[a]	Huntington Auto Trust, Series 2024-1A Class A3, 5.23% due 1/16/2029	25,000	25,266
[a]	LAD Auto Receivables Trust, Series 2024-3A Class A2, 4.64% due 11/15/2027	11,964	11,959
[a]	Lobel Automobile Receivables Trust, Series 2025-1 Class A, 5.06% due 11/15/2027	8,995	9,000
	Octane Receivables Trust,
[a]	Series 2022-2A Class A, 5.11% due 2/22/2028	9,095	9,097
[a]	Series 2023-1A Class A, 5.87% due 5/21/2029	13,146	13,175
[a]	OneMain Direct Auto Receivables Trust, Series 2021-1A Class A, 0.87% due 7/14/2028	11,318	11,246
[a,b]	Oscar U.S. Funding XII LLC, Series 2021-1A Class A4, 1.00% due 4/10/2028	2,210	2,186
[a,b]	Oscar U.S. Funding XIV LLC, Series 2022-1A Class A4, 2.82% due 4/10/2029	16,339	16,079
[a]	Oscar U.S. Funding XVII LLC, Series 2024-2A Class A2, 4.63% due 12/10/2027	16,589	16,575
[a]	Prestige Auto Receivables Trust, Series 2025-1A Class A2, 4.87% due 12/15/2027	20,000	20,009
[a]	SBNA Auto Receivables Trust, 5.12% due 3/17/2031	20,000	20,003
[a]	SFS Auto Receivables Securitization Trust, Series 2024-2A Class A2, 5.71% due 10/20/2027	13,225	13,247
[a]	Toyota Lease Owner Trust, Series 2023-B Class A3, 5.66% due 11/20/2026	10,865	10,901
	Westlake Automobile Receivables Trust,
[a]	Series 2021-3A Class D, 2.12% due 1/15/2027	6,365	6,328
[a]	Series 2023-3A Class B, 5.92% due 9/15/2028	10,000	10,059
			393,620
	Other Asset Backed — 8.5%
[a]	Affirm Asset Securitization Trust, Series 2021-Z2 Class A, 1.17% due 11/16/2026	2,811	2,811
[a]	BHG Securitization Trust, Series 2021-A Class A, 1.42% due 11/17/2033	13,439	13,221
[a]	ClickLease Equipment Receivables Trust, Series 2024-1 Class B, 7.34% due 2/15/2030	17,293	17,358
[a]	DLLMT LLC, Series 2023-1A Class A4, 5.35% due 3/20/2031	15,000	15,201
[a]	DLLST LLC, Series 2024-1A Class A2, 5.33% due 1/20/2026	8,880	8,886
[a]	GreatAmerica Leasing Receivables Funding LLC, Series 2023-1 Class A3, 5.15% due 7/15/2027	25,000	25,123
[a]	Marlette Funding Trust, Series 2021-3A Class C, 1.81% due 12/15/2031	1,742	1,742
[a]	MMAF Equipment Finance LLC, Series 2023-A Class A3, 5.54% due 12/13/2029	15,000	15,254
[a]	Mosaic Solar Loans LLC, Series 2017-1A Class A, 4.45% due 6/20/2042	14,173	13,534
[a]	Pawnee Equipment Receivables LLC, Series 2021-1 Class D, 2.75% due 7/15/2027	10,000	9,879
	Regional Management Issuance Trust,
[a]	Series 2021-1 Class A, 1.68% due 3/17/2031	7,741	7,720
[a]	Series 2022-1 Class A, 3.07% due 3/15/2032	21,220	21,062

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Grade Bond Managed Account Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[a]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	$ 9,667	$ 9,754
[a]	Upstart Structured Pass-Through Trust, Series 2022-2A Class A, 4.25% due 6/17/2030	20,589	20,454
			181,999
	Student Loan — 4.7%
[a]	ELFI Graduate Loan Program LLC, Series 2019-A Class A, 2.54% due 3/25/2044	16,892	16,212
[a]	Navient Private Education Refi Loan Trust, Series 2019-A Class A2A, 3.42% due 1/15/2043	17,255	17,118
[a]	Navient Student Loan Trust, Series 2018-EA Class A2, 4.00% due 12/15/2059	19,037	18,951
	SMB Private Education Loan Trust,
[a]	Series 2017-A Class A2A, 2.88% due 9/15/2034	5,000	4,988
[a,c]	Series 2017-A Class A2B, 5.326% (TSFR1M + 1.01%) due 9/15/2034	22,777	22,774
[a,c]	Series 2017-B Class A2B, 5.176% (TSFR1M + 0.86%) due 10/15/2035	16,242	16,206
[a]	SoFi Professional Loan Program LLC, Series 2018-A Class A2B, 2.95% due 2/25/2042	3,805	3,791
			100,040
	Total Asset Backed Securities (Cost $674,718)		675,659
	Corporate Bonds — 35.5%
	Automobiles & Components — 0.5%
	Automobiles — 0.5%
[a]	Hyundai Capital America, 5.30% due 3/19/2027	10,000	10,112
			10,112
	Commercial & Professional Services — 1.5%
	Commercial Services & Supplies — 1.5%
[a,b]	Element Fleet Management Corp., 6.319% due 12/4/2028	10,000	10,543
[a]	UL Solutions, Inc., 6.50% due 10/20/2028	20,000	21,054
			31,597
	Consumer Staples Distribution & Retail — 0.7%
	Consumer Staples Distribution & Retail — 0.7%
[a,b]	Alimentation Couche-Tard, Inc., 5.267% due 2/12/2034	15,000	15,029
			15,029
	Energy — 2.3%
	Oil, Gas & Consumable Fuels — 2.3%
[a]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	10,000	9,939
[a]	Energy Transfer LP, 5.625% due 5/1/2027	10,000	10,005
[a]	Florida Gas Transmission Co. LLC, 2.30% due 10/1/2031	10,000	8,656
[a]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	10,000	9,923
[a]	South Bow USA Infrastructure Holdings LLC, 4.911% due 9/1/2027	10,000	10,071
			48,594
	Financial Services — 0.7%
	Mortgage Real Estate Investment Trusts — 0.7%
[a]	Lineage OP LP, 5.25% due 7/15/2030	7,000	7,043
[a]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 1/15/2035	7,000	7,022
			14,065
	Food, Beverage & Tobacco — 0.9%
	Food Products — 0.9%
[a]	Mars, Inc., 4.80% due 3/1/2030	20,000	20,261
			20,261
	Health Care Equipment & Services — 0.4%
	Health Care Providers & Services — 0.4%
[a]	Highmark, Inc., 1.45% due 5/10/2026	10,000	9,694
			9,694
	Insurance — 11.0%
	Insurance — 11.0%
[a]	American National Group, Inc., 6.144% due 6/13/2032	10,000	10,264
[a,b]	Ascot Group Ltd., 4.25% due 12/15/2030	15,000	13,531
[a]	Brighthouse Financial Global Funding, 2.00% due 6/28/2028	10,000	9,216
[a]	CNO Global Funding, 4.875% due 12/10/2027	10,000	10,089

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Grade Bond Managed Account Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[a]	Corebridge Global Funding, 5.75% due 7/2/2026	$12,000	$ 12,153
[a,b]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	10,000	9,948
[a]	Equitable Financial Life Global Funding, 1.80% due 3/8/2028	12,000	11,220
[a]	F&G Global Funding, 2.30% due 4/11/2027	10,000	9,604
[a]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	10,000	10,294
[a,b]	Intact Financial Corp., 5.459% due 9/22/2032	15,000	15,368
	Lincoln Financial Global Funding,
[a]	4.625% due 5/28/2028	10,000	10,072
[a]	5.30% due 1/13/2030	10,000	10,289
[a]	Mutual of Omaha Cos Global Funding, 5.45% due 12/12/2028	10,000	10,273
[a]	NLG Global Funding, 5.40% due 1/23/2030	10,000	10,297
[a,c]	Pacific Life Global Funding II, 5.009% (SOFR + 0.62%) due 6/4/2026	10,000	10,031
[a]	Principal Life Global Funding II, 5.50% due 6/28/2028	10,000	10,317
	Protective Life Corp.,
[a]	3.40% due 1/15/2030	10,000	9,546
[a]	4.30% due 9/30/2028	10,000	9,967
[a]	Reliance Standard Life Global Funding II, 1.512% due 9/28/2026	10,000	9,640
[a]	RGA Global Funding, 5.50% due 1/11/2031	10,000	10,324
[a]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	12,000	11,971
[a]	Western-Southern Global Funding, 4.90% due 5/1/2030	10,000	10,101
			234,515
	Materials — 3.3%
	Chemicals — 0.8%
[a]	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 4.75% due 5/15/2030	10,000	10,131
[a]	International Flavors & Fragrances, Inc., 1.23% due 10/1/2025	7,000	6,933
	Containers & Packaging — 2.5%
[a]	Amcor Flexibles North America, Inc., 5.10% due 3/17/2030	20,000	20,341
[a,b]	CCL Industries, Inc., 3.05% due 6/1/2030	15,000	13,915
[a]	Graphic Packaging International LLC, 1.512% due 4/15/2026	10,000	9,736
[a]	Sealed Air Corp., 1.573% due 10/15/2026	10,000	9,591
			70,647
	Semiconductors & Semiconductor Equipment — 0.5%
	Semiconductors & Semiconductor Equipment — 0.5%
	Microchip Technology, Inc., 4.25% due 9/1/2025	10,000	9,988
			9,988
	Software & Services — 1.6%
	Information Technology Services — 0.5%
[a]	Booz Allen Hamilton, Inc., 3.875% due 9/1/2028	10,000	9,676
	Software — 1.1%
[a]	Infor LLC, 1.75% due 7/15/2025	10,000	9,985
[a]	MSCI, Inc., 4.00% due 11/15/2029	15,000	14,506
			34,167
	Technology Hardware & Equipment — 0.7%
	Electronic Equipment, Instruments & Components — 0.7%
[a]	Molex Electronic Technologies LLC, 4.75% due 4/30/2028	15,000	15,090
			15,090
	Telecommunication Services — 0.7%
	Media — 0.7%
[a]	Cox Communications, Inc., 3.35% due 9/15/2026	15,000	14,766
			14,766
	Transportation — 0.7%
	Transportation Infrastructure — 0.7%
[a]	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40% due 7/1/2027	15,000	14,991
			14,991
	Utilities — 10.0%
	Electric Utilities — 8.6%
	AES Corp., 1.375% due 1/15/2026	10,000	9,810
[a]	Alliant Energy Finance LLC, 1.40% due 3/15/2026	10,000	9,697

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Grade Bond Managed Account Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[a,b]	Electricite de France SA, 4.75% due 10/13/2035	$15,000	$ 14,384
[a]	Evergy Missouri West, Inc., 5.65% due 6/1/2034	10,000	10,224
[a]	FirstEnergy Pennsylvania Electric Co., 5.20% due 4/1/2028	20,000	20,407
[a]	ITC Holdings Corp., 5.65% due 5/9/2034	20,000	20,504
[a]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	10,000	9,976
[a]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	10,000	8,788
[a]	New York State Electric & Gas Corp., 3.25% due 12/1/2026	10,000	9,852
[a]	NorthWestern Corp., 5.073% due 3/21/2030	20,000	20,346
[a]	NRG Energy, Inc., 2.00% due 12/2/2025	10,000	9,842
[a]	Oncor Electric Delivery Co. LLC, 5.35% due 4/1/2035	10,000	10,198
[a]	PSEG Power LLC, 5.20% due 5/15/2030	10,000	10,211
[a]	Puget Energy, Inc., 5.725% due 3/15/2035	10,000	10,077
[a]	Trans-Allegheny Interstate Line Co., 5.00% due 1/15/2031	10,000	10,174
	Gas Utilities — 1.4%
[a]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	20,000	19,797
[a]	KeySpan Gas East Corp., 5.994% due 3/6/2033	10,000	10,392
			214,679
	Total Corporate Bonds (Cost $751,820)		758,195
	Convertible Bonds — 0.7%
	Media & Entertainment — 0.7%
	Media — 0.7%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	25,000	14,859
			14,859
	Total Convertible Bonds (Cost $15,406)		14,859
	Mortgage Backed — 25.9%
[a,c]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-R1 Class A1, 0.99% due 4/25/2053	28,693	27,058
[a,c]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.962% due 10/25/2048	13,062	12,273
[a,c]	COLT Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-3 Class A1, 1.506% due 4/27/2065	21,603	21,013
[a]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	15,000	15,781
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-RPL9 Class A1, 3.85% due 9/25/2057	18,761	18,456
[a,c]	Series 2019-RPL1 Class A1A, 3.65% due 7/25/2058	18,540	18,183
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3038 Class QJ, 5.00% due 9/15/2025	3,511	3,500
	Series 4162 Class P, 3.00% due 2/15/2033	26,064	25,568
	Federal National Mtg Assoc., Pool BZ3998, 4.88% due 6/1/2030	7,000	7,107
	Federal National Mtg Assoc., CMO REMIC,
	Series 2008-61 Class MC, 5.50% due 7/25/2038	5,621	5,816
	Series 2017-84 Class KA, 3.50% due 4/25/2053	26,088	25,720
	Series 2019-41 Class AC, 2.50% due 3/25/2053	6,691	6,295
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-2 Class A3, 3.50% due 10/25/2047	30,019	26,966
[a,c]	Series 2018-2 Class A3, 4.00% due 4/25/2048	19,874	19,312
[a,c]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2024-INV4 Class A2, 5.50% due 12/25/2054	18,222	18,104
	Government National Mtg Assoc., CMO,
	Series 2015-162 Class BE, 2.25% due 9/20/2043	22,538	22,231
	Series 2024-131 Class E, 5.00% due 2/20/2054	7,953	7,947
[a,c]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2019-PJ3 Class A1, 3.50% due 3/25/2050	9,409	8,835
[a,c]	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-2 Class A13, 3.50% due 5/25/2047	22,163	19,651
[a,c]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 5.036% due 10/13/2033	15,000	15,074
[a,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	24,363	23,948
[a,c]	MFA Trust, Whole Loan Securities Trust CMO, Series 2020-NQM2 Class A3, 1.947% due 4/25/2065	21,483	20,598
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-1A Class A1, 4.00% due 2/25/2057	19,294	18,753
[a,c]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	19,881	19,256
[a,c]	Series 2019-NQM4 Class A1, 2.492% due 9/25/2059	18,534	17,586
	OBX Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-EXP1 Class 1A4, 4.00% due 1/25/2059	4,184	4,125
[a,c]	Series 2020-EXP2 Class A9, 3.00% due 5/25/2060	20,417	17,088

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Grade Bond Managed Account Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2015-4 Class A1, 3.00% due 11/25/2030	$21,053	$ 20,406
[a,c]	Series 2017-CH2 Class A19, 4.00% due 12/25/2047	11,262	10,294
[a,c]	Series 2018-2 Class A1, 3.50% due 2/25/2048	24,623	21,833
[a,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.576% (TSFR1M + 1.26%) due 5/15/2038	10,000	9,935
[a,c]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2020-3 Class A1, 1.486% due 4/25/2065	10,265	9,881
[a,c]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A2, 1.052% due 1/25/2066	24,124	21,496
[a,c]	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class A1, 4.00% due 4/25/2049	4,639	4,349
[a,c]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2014-2 Class A3, 3.50% due 9/20/2044	9,789	9,186
	Total Mortgage Backed (Cost $552,742)		553,624
	Short-Term Investments — 5.0%
[d]	Thornburg Capital Management Fund	10,677	106,766
	Total Short-Term Investments (Cost $106,766)		106,766
	Total Investments — 98.7% (Cost $2,101,452)		$2,109,103
	Other Assets Less Liabilities — 1.3%		26,741
	Net Assets — 100.0%		$2,135,844

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $1,863,496, representing 87.25% of the Fund’s net assets.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2025.
d	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TSFR1M	Term SOFR 1 Month

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Investment Grade Bond Managed Account Fund	June 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Investment Grade Bond Managed Account Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Class SMA.
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Grade Bond Managed Account Fund	June 30, 2025 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/25	Dividend Income
Thornburg Capital Mgmt. Fund	$-	$2,355,417	$(2,248,651)	$-	$-	$106,766	$5,067